DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet location and fair value of derivative liability instruments
The following table presents the balance sheet location and fair value of the Company’s derivative liability instruments on a gross basis, none of which are designated as hedging instruments under ASC Topic 815.

	Balance Sheet Location	March 31, 2022	December 31, 2021
Non-employee Warrants	Other liabilities	$22,373	$17,210
Non-employee Earnouts	Other liabilities	27,345	21,466

		$49,718	$38,676

The following table presents the balance sheet location and fair value of the Company’s derivative liability instruments on a gross basis, none of which are designated as hedging instruments under ASC Topic 815, as of December 31, 2021.

	Balance Sheet Location	Fair Value
Non-employee Warrants	Other liabilities	$17,210
Non-employee Earnouts	Other liabilities	21,466

		$38,676

Schedule of derivative instruments on company's condensed consolidated statements of operations
The following table presents the effects of the Company’s derivative instruments on the Company’s Condensed Consolidated Statements of Operations for the three months ended March 31, 2022. The Company did not have derivative instruments outstanding during the three months ended March 31, 2021.

	Statement of Operations Location
Non-employee Warrants	Unrealized loss on derivatives	$5,163
Non-employee Earnouts	Unrealized loss on derivatives	5,879

		$11,042

The following table presents the effects of the Company’s derivative instruments on the Company’s Consolidated Statement of Operations for the year ended December 31, 2021.

	Statement of Operations Location
Non-employee Warrants	Unrealized gain on derivatives	$24,095
Non-employee Earnouts	Unrealized gain on derivatives	46,946

		$71,041